Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) ₨ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2018 INR (₨)	Jul. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial liabilities [line items]
Payable to related party			₨ 0		₨ 32,983
Payables to related party			₨ 902	$ 13	₨ 732
Bottom of range [member]
Disclosure of financial liabilities [line items]
Trade payables settlement period			1 day
Top of range [member]
Disclosure of financial liabilities [line items]
Trade payables settlement period			180 days
Trade and other payable [member]
Disclosure of financial liabilities [line items]
Repayment of outstanding advance from related party	₨ 10,442	$ 160